Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of Trade and Other Receivables

	December 31, 2021 $	December 31, 2020 $	January 1, 2020 $
Unbilled revenues, net	86,795	50,073	31,629
Trade receivables, net	40,342	13,449	9,660
Indirect taxes receivable	39,142	45,961	36,821
Accrued interest	13,067	7,563	5,754
Other receivables	12,863	3,706	6,665
	192,209	120,752	90,529
Activity in the allowance for credit losses was as follows:

	Years ended
	December 31, 2021 $	December 31, 2020 $
Balance, beginning of the year	6,041	2,894
Provision for credit losses related to uncollectible receivables	6,069	6,793
Write-offs	(5,166)	(3,646)
Balance, end of the year	6,944	6,041

	December 31, 2021	December 31, 2020	January 1, 2020
	$	$	$
Merchant cash advances receivable, gross	439,289	218,840	131,227
Related receivables	—	819	3,179
Allowance for credit losses related to uncollectible merchant cash advances receivable	(38,264)	(15,816)	(10,420)
Loans receivable, gross	72,751	43,644	28,547
Allowance for credit losses related to uncollectible loans receivable	(3,054)	(2,764)	(2,361)
Merchant cash advances, loans and related receivables, net	470,722	244,723	150,172
Merchant Cash Advances

The following table summarizes the activities of the Company’s allowance for credit losses related to uncollectible merchant cash advances receivable:

	Years ended
	December 31, 2021	December 31, 2020
	$	$
Allowance, beginning of the year	15,816	10,420
Provision for credit losses related to uncollectible merchant cash advances receivable	36,719	13,896
Merchant cash advances receivable charged off, net of recoveries	(14,271)	(8,500)
Allowance, end of the year	38,264	15,816
Related receivables	—	(819)
Allowance, net of related receivables	38,264	14,997